Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	SHIFTPIXY, INC.
Entity Central Index Key	0001675634
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	47-4211438
Entity Address Address Line 1	4101 NW 25th Street
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33142
City Area Code	888
Local Phone Number	798-9100